Tax Situation - Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	S/ 133,948	S/ 45,112	S/ (708,134)
Tax at statutory tax rate	S/ 40,507	S/ 13,811	S/ (191,225)
Peru (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.50%	28.00%	28.00%
Pre - tax profit	S/ 151,627	S/ 420,421	S/ (1,544,221)
Tax at statutory tax rate	S/ 44,730	S/ 124,024	S/ (432,382)
Peru Norvial [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	27.00%	27.00%
Pre - tax profit	S/ 21,104	S/ 68,104	S/ 63,583
Tax at statutory tax rate	S/ 5,698	S/ 18,388	S/ 17,167
Peru Gy M Ferrovias [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ 125,136	S/ 29,028	S/ 34,760
Tax at statutory tax rate	S/ 37,541	S/ 8,708	S/ 10,428
Peru Vesur [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ 2,951	S/ 779	S/ 888
Tax at statutory tax rate	S/ 885	S/ 234	S/ 267
Peru GMP [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.00%	30.00%	30.00%
Pre - tax profit	S/ 35,421	S/ 20,941	S/ 8,602
Tax at statutory tax rate	S/ 10,272	S/ 6,073	S/ 2,581
Chile (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	24.00%	24.00%
Pre - tax profit	S/ (20,768)	S/ (93,031)	S/ (81,119)
Tax at statutory tax rate	S/ (5,607)	S/ (23,723)	S/ (19,468)
Colombia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate		40.00%	40.00%
Pre - tax profit		S/ (27,970)	S/ (27,511)
Tax at statutory tax rate		S/ (11,188)	S/ (11,004)
Bolivia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	25.00%	25.00%	25.00%
Pre - tax profit	S/ (137)	S/ (2,897)	S/ (703)
Tax at statutory tax rate	S/ (34)	(724)	(176)
Colombia - Morelco S.A [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	37.00%
Pre - tax profit	S/ 11,851
Tax at statutory tax rate	S/ 4,385
Colombia - GyM S.A. Branch [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	33.00%
Pre - tax profit	S/ 1,984
Tax at statutory tax rate	655
Unrealized Gain (Loss) [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	(195,221)	(370,263)	837,587
Tax at statutory tax rate	(58,018)	(107,981)	241,362
Utility [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	133,948	45,112	(708,134)
Tax at statutory tax rate	S/ 40,507	S/ 13,811	S/ (191,225)